Related Party Transactions (Details) - Schedule of Key Management Compensation - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Key Management Compensation [Abstract]
Salaries and other short-term employee benefits	$ 970,844	$ 848,150
Post-employment	13,697	1,629
Key management compensation, Total	$ 984,541	$ 849,779